Other non-current assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 450	$ 520
Prepaid post-employment benefit plans assets	3,218	1,415
Other non-current non-financial assets	217	275
Other non-current assets	$ 3,885	$ 2,210